Consolidated Statements of Equity and Redeemable Noncontrolling Interest (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Dividends declared Common, per share	$ 1.62	$ 1.46	$ 1.32
Shares registered and available for issuance	3,600,000
Common shares registered for issuance upon exercise of options	17,000	36,000	52,000